UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2009

Item 1. Schedule of Investments.

Hodges Fund
SCHEDULE OF INVESTMENTS at June 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS: 96.2%
	Airlines: 6.7%
1,350,000	Continental Airlines, Inc.*	$11,961,000
1,200,000	Southwest Airlines Co.	8,076,000
		20,037,000
	Capital Markets: 1.2%
100,000	Legg Mason, Inc.	2,438,000
125,000	U.S. Global Investors, Inc. - Class A	1,157,500
		3,595,500
	Commercial Services & Supplies: 3.9%
1,902,900	A.T. Cross Co. - Class A*(1)(2)	7,611,600
150,000	Coinstar, Inc.*	4,005,000
		11,616,600
	Computers & Peripherals: 0.9%
200,000	Dell, Inc.*	2,746,000

	Construction Materials: 4.7%
450,000	Texas Industries, Inc.	14,112,000

	Electronic Equipment & Instruments: 1.0%
500,000	Napco Security Systems, Inc.*	590,000
974,200	Wireless Ronin Technologies, Inc.*(1)	2,386,790
		2,976,790
	Energy Equipment & Services: 14.9%
300,000	Atwood Oceanics, Inc.*	7,473,000
255,000	Halliburton Co.	5,278,500
225,000	Schlumberger, Ltd.	12,174,750
265,000	Transocean, Inc.*	19,686,850
		44,613,100
	Health Care Equipment & Supplies: 0.7%
200,000	Boston Scientific Corp.*	2,028,000

	Homebuilding: 0.4%
500,000	Palm Harbor Homes, Inc.*	1,075,000

	Hotels, Restaurants & Leisure: 3.5%
250,000	Gaylord Entertainment Co.*	3,177,500
1,050,000	Krispy Kreme Doughnuts, Inc.*	3,150,000
1,000,000	Luby's, Inc.*	4,060,000
		10,387,500
	Hypermarkets & Super Centers: 4.1%
435,000	PriceSmart, Inc.	7,286,250
100,000	Wal-Mart Stores, Inc.	4,844,000
		12,130,250
	Industrial Conglomerates: 2.2%
550,000	General Electric Co.	6,446,000

	Machinery: 7.5%
205,000	Flowserve Corp.	14,311,050
600,000	Trinity Industries, Inc.	8,172,000
		22,483,050
	Marine: 2.1%
1,100,000	DryShips, Inc.	6,358,000

	Media: 2.1%
2,900,000	Belo Corp. - Class A	5,191,000
2,500,000	Sirius XM Radio, Inc.*	1,075,000
		6,266,000
	Medical Devices: 2.8%
50,000	Intuitive Surgical, Inc.*	8,183,000

	Metals & Mining: 8.0%
1,050,000	Commercial Metals Co.	16,831,500
200,000	United States Steel Corp.	7,148,000
		23,979,500
	Oil, Gas & Consumable Fuels: 7.4%
100,000	Continental Resources, Inc.*	2,775,000
400,100	Cubic Energy, Inc.*	432,108
200,000	Devon Energy Corp.	10,900,000
600,000	GMX Resources, Inc.	6,384,000
200,000	Sandridge Energy, Inc.*	1,704,000
		22,195,108
	Road & Rail: 8.6%
255,000	Burlington Northern Santa Fe Corp.	18,752,700
175,000	Frozen Food Express Industries, Inc.	556,500
400,000	Kansas City Southern	6,444,000
		25,753,200
	Semiconductor & Semiconductor Equipment: 0.6%
60,000	Cree, Inc.*	1,763,400

	Specialty Retail: 5.5%
99,500	CPI Corp.	1,690,505
455,000	Gamestop Corp.*	10,014,550
600,000	Rocky Mountain Chocolate Factory, Inc.(1)(2)	4,620,000
		16,325,055
	Textiles, Apparel & Luxury Goods: 5.8%
2,200,000	Crocs, Inc.*	7,480,000
175,000	Fossil, Inc.*	4,214,000
125,000	G-III Apparel Group Ltd.*	1,436,250
600,000	Liz Claiborne, Inc.	1,728,000
100,000	Steven Madden Ltd.*	2,545,000
		17,403,250
	Transportation Infrastructure: 1.6%
310,000	Aegean Marine Petroleum Network, Inc.	4,681,000

	TOTAL COMMON STOCKS
	(Cost $400,402,758)	287,154,303

	PARTNERSHIPS & TRUSTS: 4.5%
408,000	Texas Pacific Land Trust(2)	13,464,000
	TOTAL PARTNERSHIPS & TRUSTS
	(Cost $11,184,416)	13,464,000

	WARRANTS: 0.0%
2,214	Krispy Kreme Doughnuts, Inc.
	Expiration: March 2012	88

	TOTAL WARRANTS
	(Cost $0)	88

	SHORT-TERM INVESTMENT: 0.0%
2,821	Fidelity Institutional Money Market Portfolio	2,821

	TOTAL SHORT-TERM INVESTMENT
	(Cost $2,821)	2,821

	TOTAL INVESTMENTS IN SECURITIES: 100.7%
	(Cost $411,589,995)	300,621,212
	Liabilities in Excess of Other Assets: (0.7)%	(2,077,459)
	TOTAL NET ASSETS: 100.0%	$298,543,753

*	Non-income producing security.
(1)	Affiliated Company as defined by the Investment Company Act of 1940.
(2)	Security is considered illiquid. As of June 30, 2009, the value of these investments was $25,695,600 or 8.6% of total net assets.

The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows+:

Cost of investments	$412,415,312
Gross unrealized appreciation	13,440,310
Gross unrealized depreciation	(125,234,410)
Net unrealized depreciation	$(111,794,100)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at June 30, 2009

The Fund adopted Statement of Financial Accounting Standard no. 157, Fair Value Measurements ("FAS 157") and FASB Staff Position No. 157-4 ("FSP 157-4"). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires each fund to classify its securities based on valuation method, using the following levels:

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Equity
Industrials	$93,369,850	-	-	$93,369,850
Energy	66,808,208	-	-	66,808,208
Consumer Discretionary	50,841,805	-	-	50,841,805
Materials	38,091,500	-	-	38,091,500
Financials	17,059,500	-	-	17,059,500
Consumer Staples	16,750,250	-	-	16,750,250
Health Care	10,211,000	-	-	10,211,000
Information Technology	7,486,190	-	-	7,4886,190
Total Equity	300,618,303	-	-	300,618,303
Warrants	88			88

Short-Term Investments	2,821	-	-	2,821

Total Investments in Securities	300,621,212	-	-	300,621,212

Hodges Small Cap Fund
SCHEDULE OF INVESTMENTS at June 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS: 87.6%
	Aerospace & Defense: 3.4%
40,000	KBR, Inc.	$737,600

	Airlines: 2.9%
70,000	Continental Airlines, Inc.*	620,200

	Capital Markets: 1.2%
75,000	Fortress Investments Group LLC	256,500

	Commercial Services & Supplies: 4.7%
70,000	A.T. Cross Co. - Class A*(1)(2)	280,000
40,000	The Geo Group, Inc.*	743,200
		1,023,200
	Construction Materials: 2.9%
20,000	Texas Industries, Inc.	627,200

	Electronic Equipment & Instruments: 5.2%
15,000	AZZ, Inc.*	516,150
15,000	Baldor Electric Co.	356,850
100,000	Wireless Ronin Technologies, Inc.* (1)	245,000
		1,118,000
	Energy Equipment & Services: 6.5%
50,000	Atwood Oceanics, Inc.*	1,245,500
5,000	CARBO Ceramics, Inc.	171,000
		1,416,500
	Food & Staples Retailing: 2.2%
25,000	Whole Foods Market, Inc.*	474,500

	Food Products: 0.8%
25,000	Smart Balance, Inc.*	170,250

	Health Care Providers & Services: 2.3%
6,000	Emergency Medical Services, Inc.*	220,920
100,000	Tenet Healthcare Corp.*	282,000
		502,920
	Homebuilding: 1.2%
120,000	Palm Harbor Homes, Inc.*	258,000

	Hotels, Restaurants & Leisure: 0.6%
45,000	Krispy Kreme Doughnuts, Inc.*	135,000

	Hypermarkets & Super Centers: 2.7%
35,000	PriceSmart, Inc.	586,250

	Internet & Catalog Reatail: 2.0%
50,000	Sport Supply Group, Inc.	429,500

	IT Services: 0.4%
250,000	Points International, Ltd.*	95,750

	Machinery: 5.4%
50,000	Titan Machinery, Inc.*	634,500
40,000	Trinity Industries, Inc.	544,800
		1,179,300
	Marine: 8.3%
80,000	Dryships, Inc.	462,400
25,000	Genco Shipping & Trading, Ltd	543,000
25,000	Kirby Corp.*	794,750
		1,800,150
	Media: 1.7%
200,000	Belo Corp.	358,000

	Metals & Mining: 6.9%
50,000	Commercial Metals Co.	801,500
35,000	Massey Energy Co.	683,900
		1,485,400
	Oil, Gas & Consumable Fuels: 8.6%
30,000	Alon USA Energy, Inc.	310,500
50,000	Brigham Exploration Co.*	174,500
80,000	Crosstex Energy, Inc.	332,800
175,000	Cubic Energy, Inc.*	189,000
15,000	Encore Acquisition Co.*	462,750
120,000	Parallel Petroleum Corp.*	232,800
20,000	Sandridge Energy, Inc.*	170,400
		1,872,750
	Road & Rail: 4.1%
55,000	Kansas City Southern	886,050

	Semiconductor & Semiconductor Equipment: 1.0%
20,000	Omnivision Technologies, Inc.*	207,800

	Specialty Retail: 6.0%
20,000	Chico's FAS, Inc.*	194,600
35,000	CPI Corp.	594,650
15,000	Gamestop Corp.*	330,150
5,000	Jos A. Bank Clothiers, Inc.*	172,300
		1,291,700
	Textiles, Apparel & Luxury Goods: 4.5%
50,000	Crocs, Inc.*	170,000
22,000	G-III Apparel Group Ltd.*	252,780
190,000	Liz Claiborne, Inc.	547,200
		969,980
	Transportation Infrastructure: 2.1%
30,000	Aegean Marine Petroleum Network, Inc.	453,000

	TOTAL COMMON STOCKS
	(Cost $20,600,548)	18,955,500

	PARTNERSHIP & TRUST: 5.3%
35,000	Texas Pacific Land Trust	1,155,000

	TOTAL PARTNERSHIP & TRUST
	(Cost $1,008,391)	1,155,000

	SHORT-TERM INVESTMENT: 6.3%
1,352,009	Fidelity Institutional Money Market Portfolio	1,352,009

	TOTAL SHORT-TERM INVESTMENT
	(Cost $1,352,009)	1,352,009

	TOTAL INVESTMENTS IN SECURITIES: 99.2%
	(Cost $22,960,948)	21,462,509
	Other Assets in Excess of Liabilities: 0.8%	171,683
	TOTAL NET ASSETS: 100.00%	$21,634,192

*	Non-income producing security.
(1)	Affiliated Company as defined by the Investment Company Act of 1940.
(2)	Security is considered illiquid. As of June 30, 2009, the value of these investments was $280,000 or 1.3% of total net assets.
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows+:

Cost of investments	$23,198,697
Gross unrealized appreciation	2,212,144
Gross unrealized depreciation	(3,948,332)
Net unrealized depreciation	$(1,736,188)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at June 30, 2009

The Fund adopted Statement of Financial Accounting Standard no. 157, Fair Value Measurements ("FAS 157") and FASB Staff Position No. 157-4 ("FSP 157-4"). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires each fund to classify its securities based on valuation method, using the following levels:

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Equity
Industrials	$7,572,500	-	-	$7,572,500
Energy	3,973,150	-	-	3,973,150
Consumer Discretionary	3,442,180	-	-	3,442,180
Materials	1,428,700	-	-	1,428,700
Financials	1,411,500	-	-	1,411,500
Consumer Staples	1,231,000	-	-	1,231,000
Information Technology	548,550	-	-	548,550
Health Care	502,920	-	-	502,920
Total Equity	20,110,500	-	-	20,110,500

Short-Term Investments	1,352,009	-	-	1,352,009

Total Investments in Securities	21,462,509	-	-	21,462,509

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title       /s/Robert M. Slotky
Robert M. Slotky, President

Date  August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Robert M. Slotky
Robert M. Slotky, President

Date  August 27, 2009

By (Signature and Title)*    /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  August 26, 2009

* Print the name and title of each signing officer under his or her signature.